Investments (Details) - Schedule of investment maturity - Total held-to-maturity securities [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Investments (Details) - Schedule of investment maturity [Line Items]
Amortized Cost, Due in one year or less	$ 201,881
Fair Value, Due in one year or less	201,864
Amortized Cost, Due after one year through five years	35,970
Fair Value, Due after one year through five years	35,908
Amortized Cost, Total held-to-maturity securities	237,851
Fair Value, Total held-to-maturity securities	$ 237,772